Equity (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Proposed Distribution of Profit	The Company’s Board of Directors will submit the following proposed distribution of 2018 profit for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	—
Other reserves	3,014
Total	3,014

Schedule of Subordinated Securities
The characteristic of undated deeply subordinated securities are as follows (millions of euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2017	Tender Offer	Amount repurchased	Redemption	12/31/2018
03/22/18	3%	from 12/04/23 rate SWAP + spread incremental	2023	—	—	—	—	1,250
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	—	—	—	—	1,000
12/07/17	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	—	—	—	1,000
09/15/16	3.750%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	—	—	—	1,000
03/30/15(*)	8.50%	from 03/30/20 rate SWAP + spread incremental	2020	452	—	—	—	452
12/04/14	4.20%	from 12/04/19 rate SWAP + spread incremental	2019	850	850	(145)	—	705
03/31/14	5%	from 03/31/20 rate SWAP + spread incremental	2020	750	750	(158)	—	592
	5.875%	from 03/31/24 rate SWAP + spread incremental	2024	1,000	1,000	—	—	1,000
11/26/2013(**)	6.75%	from 11/26/20 rate SWAP + spread incremental	2020	716	716	(511)	—	205
09/18/13	6.5%	from 09/18/18 rate SWAP + spread incremental	2018	1,125	1,125	(652)	(473)	—
	7.625%	from 09/18/21 rate SWAP + spread incremental	2021	625	625	(333)	—	292
				7,518				7,496
(*) Issued by Colombia Telecomunicaciones, S.A. ESP (500 million U.S. dollars)
(**) Tender offer over 600 million pounds of undated deeply subordinated securities of which 428 million pounds were accepted (equivalent to 511 million euros at the rate of exchange at the date of the issuance).

Schedule of Breakdown of Accumulated Contribution of Translation Differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2018	2017	2016
Brazilian real	(10,603)	(8,710)	(5,999)
Pound sterling	(3,266)	(3,223)	(2,918)
Other currencies	(882)	(3,921)	(2,658)
Total Group	(14,751)	(15,854)	(11,575)

Schedule of Impact of Adoption of New IFRS Guidance
The impacts of adopting IFRS 15 on the Group’s financial statements for the year ended December 31, 2018 are set out below:

Millions of euros	12/31/2018	12/31/2018	12/31/2018
ASSETS	IFRS 15	IAS 18	IFRS 15 impact
A) NON-CURRENT ASSETS	90,707	90,448	259
Intangible assets	16,856	16,856	—
Goodwill	25,748	25,748	—
Property, plant and equipment	33,295	33,295	—
Investments accounted for by the equity method	68	68	—
Financial assets and other non-current assets	7,109	6,823	286
Deferred tax assets	7,631	7,658	(27)
B) CURRENT ASSETS	23,340	22,540	800
Inventories	1,692	1,692	—
Receivables and other current assets	10,579	9,789	790
Tax receivables	1,676	1,666	10
Other current financial assets	2,209	2,209	—
Cash and cash equivalents	5,692	5,692	—
Non-current assets classified as held for sale	1,492	1,492	—
TOTAL ASSETS (A+B)	114,047	112,988	1,059

	12/31/2018	12/31/2018	12/31/2018
EQUITY AND LIABILITIES	IFRS 15	IAS 18	IFRS 15 Impact
A) EQUITY	26,980	26,193	787
Equity attributable to equity holders of the parent and other holders of equity instruments	17,947	17,262	685
Equity attributable to non-controlling interests	9,033	8,931	102
B) NON-CURRENT LIABILITIES	57,418	57,267	151
Non-current financial liabilities	45,334	45,334	—
Payables and other non-current liabilities	1,890	1,903	(13)
Deferred tax liabilities	2,674	2,510	164
Non-current provisions	7,520	7,520	—
C) CURRENT LIABILITIES	29,649	29,528	121
Current financial liabilities	9,368	9,368	—
Payables and other-current liabilities	15,485	15,460	25
Current tax payables	2,047	1,951	96
Current provisions	1,912	1,912	—
Liabilities associated with non-current assets classified as held for sale	837	837	—
TOTAL EQUITY AND LIABILITIES (A+B+C)	114,047	112,988	1,059

Millions of euros	2018	2018	2018
INCOME STATEMENTS	IFRS 15	IAS 18	IFRS 15 Impact
Revenues	48,693	48,728	(35)
Depreciation and amortization	(9,049)	(9,049)	—
OPERATING INCOME	6,522	6,446	76
Share of profit (loss) of investments accounted for by the equity method	4	4	—
Net financial expense	(955)	(944)	(11)
PROFIT BEFORE TAX	5,571	5,506	65
Corporate income tax	(1,621)	(1,609)	(12)
PROFIT FOR THE PERIOD	3,950	3,897	53
Attributable to equity holders of the Parent	3,331	3,291	40
Attributable to non-controlling interests	619	606	13
Basic and diluted earnings per share attributable to equity holders of the parent (euros)	0.57	0.56	0.01
n) New IFRS and interpretations of the IFRS Interpretations Committee (IFRIC)
The accounting policies applied in the preparation of the consolidated financial statements for the year ended December 31, 2018 are consistent with those used in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2017, with the exception of the following new standards and amendments to existing standards issued by the IASB and adopted by the European Union for application in Europe, which are mandatory for annual periods beginning on or after 1 January 2018:

•	IFRS 9 Financial Instruments
IFRS 9 sets out the requirements for recognizing and measuring financial assets and financial liabilities. This new standard includes:

a.
a model for classifying financial assets that is driven by an asset’s cash flow characteristics and the business model in which it is held. IFRS 9 simplifies the previous measurement model for financial assets and establishes three main categories: amortized cost, fair value through profit or loss and fair value through Other Comprehensive Income (OCI).

b.	a model for classifying financial liabilities, where there are no significant changes from the criteria applied in prior periods.

c.
a new model for impairment losses on financial assets not measured at fair value through profit or loss, i.e. the expected credit loss model, which replaces the incurred loss model applied previously. Under this new impairment model entities are required to account for expected credit losses upon initial recognition of financial assets.

d.
a new hedge accounting model, less restrictive, that more closely aligns the accounting treatment with the entity’s risk management activities, requiring an economic relationship between the hedged item and the hedging instrument and requiring that the coverage ratio be the same as that applied by the entity for its risk management. The new standard modifies the criteria for documentation of hedging relationships and includes enhanced disclosure requirements about risk management activity.

Information on the impact of initially applying this standard is disclosed in Note 2.

•	IFRS 15 Revenues from Contracts with Customers
IFRS 15 establishes a comprehensive framework for determining when to recognize revenue and how much revenue to recognize. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The main changes introduce by the new standard are as follows:

a.
Under IFRS 15, for bundled packages that combine multiple fixed, wireless, data, Internet or television goods or services, the total revenue is allocated to each performance obligation based on their standalone selling prices in relation to the total consideration of the package and is recognized when (or as) the obligation is satisfied, regardless of whether there are undelivered items. This differs from previous accounting where the portion of the total consideration that was contingent upon delivery of undelivered elements was not allocated to delivered elements. Consequently, when bundles include a discount on equipment, the adoption of these new requirements results in an increase of revenues recognized from the sale of handsets and other equipment, generally recognized upon delivery to the end customer, in detriment of ongoing service revenue over subsequent periods. The difference between the revenue from the sale of equipment and the consideration received from the customer upfront is recognized as a contract asset on the statement of financial position.

b.
IFRS 15 requires the recognition of an asset for those incremental costs (sales commissions and other third party acquisition costs) directly related with obtaining a contract and that are expected to be recovered. These are subsequently amortized over the same period as the revenue associated with such asset. Costs to obtain a contract are expensed when incurred if the Group estimates that their amortization period is one year or less.

c.
IFRS 15 sets out more detailed requirements on how to account for contract modifications. Certain changes must be accounted for as a retrospective change (i.e. as a continuation of the original contract), while other modifications must be accounted for prospectively as separate contracts, like the end of the original contract and the creation of a new one.

d.
IFRS 15 requires separate recognition of significant financing components in contracts with customers. The Group does not consider significant the financing component where the period between the transfer of goods or services to the customer and payment by the customer does not exceed one year.

Information on the impact of initially applying this standard is disclosed in Note 2.

•	Amendments to IFRS 2, Classification and Measurement of Share-based Payment Transactions
These amendments contain requirements on the accounting for:

a.	the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments;

b.	the classification of a share-based payment transaction with a net settlement feature for withholding tax obligations; and

c.	accounting where a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.
The application of these amendments did not have a significant impact on the Group’s consolidated financial position or results.

•	Amendments to IAS 40, Transfers of Investment Property
This amendment clarifies when an entity should transfer property (including property under construction or development) into, or out of investment property. The amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use. The application of these amendments did not have a significant impact on the Group’s consolidated financial position or results.

•	Annual Improvements to IFRS Standards 2014-2016 Cycle
The annual improvements projects provide a vehicle for making non-urgent but necessary amendments to IFRSs, with the aim of removing inconsistencies and clarifying wording. The amendment relating to the measurement of an associate or joint venture at fair value clarifies that entities that elect to measure investments in joint ventures and associates at fair value through profit or loss may make this election separately for each associate or joint venture. The application of these amendments did not have a significant impact on the Group’s consolidated financial position or results.

•	IFRIC 22 Foreign Currency Transactions and Advance Consideration
This new interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration in a foreign currency, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. The application of this interpretation did not have a significant impact on the Group’s consolidated financial position or results.

New standards and amendments to standards issued but not effected as of December 31, 2018.
At the date of preparation of the consolidated financial statements, the following IFRS and amendments had been published, but their application was not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures	January 1, 2019
Improvements to IFRS Standards 2015-2017 Cycle		January 1, 2019
Amendments to References to the Conceptual Framework in IFRS Standards		January 1, 2020
Amendments to IFRS 3	Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8	Definition of Material	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred Indefinitely
Based on the assessment conducted to date, the Group estimates that the application of the new standard on leases, IFRS 16 Leases, issued but not yet effective, could have a significant impact on the Group's consolidated financial statements upon initial adoption and prospectively.
With respect to the other standards, amendments and interpretations that are issued but not effective, based on the analyzes performed to date, the Group considers that their application will not have a significant impact on the consolidated financial statements in the initial period of application.

•	IFRS 16 Leases
IFRS 16 requires lessees to recognize assets and liabilities arising from all leases in the statement of financial position. A lessee may elect not to apply the general requirements to short-term leases and leases of low-value assets.
The Group acts as a lessee on a very significant number of lease agreements over different assets, such as third-party towers, circuits, office buildings and stores and land where the towers are located, mainly. A significant portion of these contracts is accounted for as operating lease under the current lease standard, with lease payments being recognized generally on a straight-line basis over the contract term.
The project to implement the new requirements in the Group is highly complex due to factors such as the high number of contracts affected and the diversity of data source systems, as well as the need to make certain estimates. These include the estimation of the lease term, based on the non-cancelable period and the periods covered by options to extend the lease, when the exercise depends only on Telefónica and where such exercise is reasonably certain. This will depend, to a large extent, on the specific facts and circumstances by class of assets in the telecom industry (technology, regulation, competition, business model, among others). In addition to this, the Group must make assumptions to calculate the discount rate, which will be based mainly on the incremental borrowing rate of interest for the estimated term. On the other hand, the Group shall not recognize non-lease components separately from lease components for those classes of assets in which non-lease components are not significant with respect to the total value of the arrangement.
The standard allows for two transition methods: retrospectively for all periods presented, or using a modified retrospective approach where the cumulative effect of adoption is recognized at the date of initial application. The Group shall adopt the latter transition method; therefore, the Group will recognize the cumulative effect of initial application as an adjustment to retained earnings in the year of initial application of IFRS 16. Moreover, the Group will apply the practical expedient that allows not reassessing whether a contract is or contains a lease on the date of initial application of IFRS 16 but directly apply the new requirements to all those contracts identified as leases under the current accounting standard. Also, certain practical expedients are available on first-time application in connection with the right of use asset measurement, discount rates, impairment, leases that finish within the twelve months subsequent to the date of first application, initial direct costs, and term of the lease. The following practical expedients will be adopted by the Group on transition to the new requirements:

•
Right of use asset measurement: for a vast majority of leases previously classified as an operating lease the group shall recognize a right-of-use asset at the date of initial application measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application.

•
Discount rates: a lessee may apply a single discount rate to a portfolio of leases with reasonably similar characteristics such as lease term, class of underlying asset, currency and economic environment.

•	Leases expiring in 2019: the Group will use the practical exemption from application of the new requirements to leases whose lease term ends within 12 months of the date of initial application.

•	Initial direct costs: the Group will exclude initial direct costs from the measurement of the right-of-use asset at the date of initial application.
The Group expects that the changes introduced by IFRS 16 will have a significant impact on its financial statements from the date of adoption. Based on the assessment preformed to date, the Group expects that the opening balance sheet at the date of initial application will show an increase in assets and liabilities between 7,400 and 8,100 million euro in connection with the rights of use and payment obligations arising from the majority of contracts that are classified as operating leases under the current lease standard. The impact expected in equity is not significant at 1 January 2019. Also, amortization of the right of use assets and recognition of interest costs on the lease obligation on the statements of income will replace amounts recognized as lease expense under the current lease standard. Classification of lease payments in the statement of cash flows will also be affected by the requirements of the new lease standard: a significant portion of the lease payments recognized as cash flows from operating activities in the statement of cash flows under the current lease standard, will be classified as cash flows from financing activities upon application of the new lease accounting requirements. In addition to this, the Group's Financial Statements will include broader disclosures with relevant information regarding lease contracts.
Regarding the lease commitments disclosed in the Group's annual financial statements (see Note 23), the Company estimates that the main differences with respect to the new lease liability measurement will relate to, among others:

–
Differences relating to the contract population considered: lease liabilities do not include short-term leases or leases of low-value or intangible assets, while those are included in the expected payment schedule. On the other hand, payments relating to contracts that can be canceled without penalty are not included within lease payment commitments, but they are included in the lease liability.

–
Differences in the lease term: extension options that are reasonably certain are part of the measurement of the lease liability, whereas they are not taken into consideration in the estimated payments schedule for operating leases.

–	Discount rate differences: to the extent that there are differences in lease terms, the discount rates used are different as a consequence of such differences.
Estimated adoption impacts are based on the assessments conducted to date. Actual impacts at 1 January 2019 could be different because the Group is currently assessing the impacts of the initial application of the new requirements testing the new systems considering the multiple alternatives available in transition, the estimations required and the high number of contracts affected. The new accounting policies will not be final until the Group presents its first financial statements subsequent to the effective date of IFRS 16.
The opening balance as of January 1, 2018, after the impacts of the first application of IFRS 9 (see Notes 2 and 3), is as follows:

January 1, 2018
			Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Balance at December 31, 2017	First application of FRS9 Impact	Held for tra-ding	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quo-ted prices)	Level 2 (Other directly obser-vable market inputs)	Level 3 (Inputs not based on obser-vable market data)	Amor-tized cost	Total carrying amount	Total fair value
Non-current financial assets	7,771	(184)	1,118	250	511	631	1,738	822	3,408	18	3,339	7,587	7,587
Investments	650	—	19	—	—	631	—	567	83	—	—	650	650
Credits and other financial assets	1,183	—	25	250	442	—	—	86	613	18	466	1,183	1,183
Deposits and guarantees	2,625	—	—	—	—	—	—	—	—	—	2,625	2,625	2,625
Derivative instruments	2,812	—	1,074	—	—	—	1,738	169	2,643	—	—	2,812	2,812
Trade receivables	638	(201)	—	—	69	—	—	—	69	—	368	437	317
Impairment of trade receivables	(137)	17	—	—	—	—	—	—	—	—	(120)	(120)	—
Current financial assets	16,073	(37)	803	60	488	—	731	105	1,977	—	13,954	16,036	16,036
Trade receivables	11,290	89	575	—	487	—	—	—	1,062	—	10,317	11,379	8,690
Impairment of trade receivables	(2,563)	(126)	—	—	—	—	—	—	—	—	(2,689)	(2,689)	—
Other current financial assets	2,154	—	228	60	1	—	731	105	915	—	1,134	2,154	2,154
Cash and cash equivalents	5,192	—	—	—	—	—	—	—	—	—	5,192	5,192	5,192
Total	23,844	(221)	1,921	310	999	631	2,469	927	5,385	18	17,293	23,623	23,623
The initial application of new reporting standards IFRS 9 Financial instruments and IFRS 15 Revenue from contracts with customers (see Note 2), effective as of January 1, 2018, had a net impact on total equity amounting to -165 million euros and 743 million euros, respectively, with the following detail:

Millions of euros	IFRS 9	IFRS 15	Total
Gross impact on equity	(221)	1,006	785
Tax effect	56	(263)	(207)
Impact on equity	(165)	743	578
Attributable to equity holders	(142)	654	512
Attributable to non-controlling interest	(23)	89	66

Schedule of Treasury Share Instruments
Telefónica, S.A. held the following treasury shares at December 31, 2018, 2017 and 2016:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value(*)%
Treasury shares at 12/31/18	65,496,120	10.48	7.34	481	1.26145%
Treasury shares at 12/31/17	65,687,859	10.48	8.13	534	1.26514%
Treasury shares at 12/31/16	141,229,134	10.48	8.82	1,246	2.80339%
(*) Millions of euros
The following transactions involving treasury shares were carried out in 2018, 2017 and 2016:

Number of shares
Treasury shares at 12/31/15	141,639,159
Acquisitions	77,087,297
Employee share option plan	(2,869,334)
Capital reduction	(74,627,988)
Treasury shares at 12/31/16	141,229,134
Acquisitions	—
Employee share option plan	(3,518,795)
Capital reduction	(72,022,480)
Treasury shares at 12/31/17	65,687,859
Acquisitions	—
Employee share option plan	(191,739)
Other movements	—
Treasury shares at 12/31/18	65,496,120

Schedule of Equity Attributable to Non-Controlling Interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2018, 2017 and 2016 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/17	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/18
Telefônica Brasil, S.A.	5,018	—	—	(406)	556	(550)	(14)	4,604
Telefónica Deutschland Holding, A.G.	3,114	—	—	(238)	(88)	—	85	2,873
Colombia Telecomunicaciones, S.A., ESP	523	—	—	—	41	(19)	(22)	523
Telefónica Centroamericana Inversiones, S.L.	307	—	—	(28)	30	7	—	316
Telxius Telecom, S.A.	694	139	—	(231)	80	5	(10)	677
Other	42	—	1	(3)	—	(1)	1	40
Total	9,698	139	1	(906)	619	(558)	40	9,033

Millions of euros	Balance at 12/31/16	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/17
Telefônica Brasil, S.A.	5,756	25	—	(320)	336	(772)	(7)	5,018
Telefónica Deutschland Holding, A.G.	4,150	—	(671)	(229)	(140)	—	4	3,114
Colombia Telecomunicaciones, S.A., ESP	(88)	605	—	—	26	(4)	(16)	523
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(22)	18	(43)	—	307
Telxius Telecom, S.A.	—	690	—	—	7	(3)	—	694
Other	56	—	—	(12)	(1)	(2)	1	42
Total	10,228	1,320	(671)	(583)	246	(824)	(18)	9,698

Millions of euros	Balance at 12/31/15	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/16
Telefônica Brasil, S.A.	4,644	—	—	(232)	257	1,099	(12)	5,756
Telefónica Deutschland Holding, A.G.	4,638	—	—	(263)	(217)	—	(8)	4,150
Colombia Telecomunicaciones, S.A., ESP	(30)	—	—	—	(32)	(7)	(19)	(88)
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(28)	19	8	1	354
Other	59	1	(8)	(1)	3	3	(1)	56
Total	9,665	1	(8)	(524)	30	1,103	(39)	10,228

Schedule of Condensed Financial Statements of Non-controlling Interests
Note 4 contains the revenues, OIBDA, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones is as follows:

Millions of euros
Colombia Telecomunicaciones	2018	2017	2016
Revenues	1,468	1,462	1,409
OIBDA	556	482	464
Depreciation and amortization	(385)	(357)	(296)
Operating income	171	125	168
Capital Expenditure	192	796	330
Fixed Assets	1,950	2,221	1,710
Total allocated assets	3,073	3,246	2,788
Total allocated liabilities	1,615	1,790	3,226

Schedule of Subsidiary Cash Flows
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2018	2017	2016
Net cash flow provided by operating activities	3,599	3,710	3,123
Net cash flow used in investing activities	(2,012)	(2,285)	(2,039)
Net cash flow used in financing activities	(1,660)	(1,653)	(1,218)
	(73)	(228)	(134)

Millions of euros
Telefónica Germany	2018	2017	2016
Net cash flow provided by operating activities	1,898	1,942	2,154
Net cash flow used in investing activities	(1,137)	(1,223)	(1,252)
Net cash flow used in financing activities	(569)	(706)	(1,323)
	192	13	(421)

Millions of euros
Colombia Telecomunicaciones	2018	2017	2016
Net cash flow provided by operating activities	344	324	198
Net cash flow used in investing activities	(167)	(684)	(278)
Net cash flow used in financing activities	(229)	407	70
	(52)	47	(10)